COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2017	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Meadowland Midstream Gathering System | Principal Owner | North Dakota Industrial Commission Case
Accrual for Environmental Loss Contingencies [Roll Forward]
Fines and other fees sought		$ 2,500,000
Maximum | Meadowland Midstream Gathering System | Principal Owner
Loss Contingencies [Line Items]
Coverage from pollution liability insurance policy			$ 25,000,000	$ 25,000,000
Coverage from property and business interruption insurance policy			$ 200,000,000
Forecast | Business Interruption
Loss Contingencies [Line Items]
Recoveries recognized	$ 2,600,000
Forecast | Property Recoveries
Loss Contingencies [Line Items]
Recoveries recognized	$ 400,000